Summary of Significant Accounting Policies (Details) - Schedule of Timing of Revenue Recognition - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Timing of Revenue Recognition
Timing of Revenue Recognition	$ 348,528	$ 2,085,278	$ 2,792,179
Services transferred at a point in time [Member]
Timing of Revenue Recognition
Timing of Revenue Recognition	76,338	1,760,760	2,048,441
Services transferred over time [Member]
Timing of Revenue Recognition
Timing of Revenue Recognition	$ 272,190	$ 324,518	$ 743,738